CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 973	$ 930
Accounts payable	41,385	24,540
Accrued expenses and other current liabilities	42,121	32,635
Amounts due to related parties	5,586	5,886
Income tax payable	10,793	6,460
Bank borrowings	87,787	60,704
Other borrowings	5,402	4,126
Current film participation financing liabilities with unrelated parties	15,006	7,117
Current film participation financing liabilities with related party	94,434	36,705
Bank borrowings	53,940	20,000
Deferred income	1,107	1,359
Non-current film participation financing liabilities with related party		17,675
Non-current deferred tax liabilities		23
Bona Film Group Limited's ordinary shares, shares authorized	85,000,000	85,000,000
Bona Film Group Limited's ordinary shares, shares issued	31,402,346	31,402,346
Bona Film Group Limited's ordinary shares, shares outstanding	30,438,078	30,160,235
Consolidated variable interest entities without recourse
Accounts payable	39,265	22,913
Accrued expenses and other current liabilities	37,890	29,639
Amounts due to related parties	4,902	5,201
Income tax payable	57,951	6,460
Bank borrowings	50,427	35,425
Other borrowings	5,402	4,126
Current film participation financing liabilities with unrelated parties	9,336	7,038
Current film participation financing liabilities with related party	94,434	36,705
Bank borrowings	18,328	0
Deferred income	836	873
Non-current film participation financing liabilities with related party	0	17,675
Non-current deferred tax liabilities	$ 0	$ 23